Reportable Segments	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Reportable Segments [Text Block]	Reportable Segments

The Registrants’ determination of reportable segments considers the strategic operating units under which the Registrants manage sales, allocate resources and assess performance of various products and services to wholesale or retail customers in differing regulatory environments. As of January 1, 2020, the Registrants’ CODM views net income as the measure of profit or loss for the reportable segments rather than the previous measure of operating income. Certain prior year amounts have been reclassified to conform to the current year presentation.

As of December 31, 2019, reportable segments in continuing operations by Registrant are as follows:

Registrants	Houston Electric T&D	Indiana Electric Integrated	Natural Gas Distribution	Midstream Investments
CenterPoint Energy	X	X	X	X
Houston Electric	X
CERC			X

•	CenterPoint Energy’s and Houston Electric’s Houston Electric T&D reportable segment consists of electric transmission and distribution services in the Texas Gulf Coast area.

•
CenterPoint Energy’s Indiana Electric Integrated reportable segment consists of electric transmission and distribution services primarily to southwestern Indiana and includes power generation and wholesale power operations.

•
CenterPoint Energy’s Natural Gas Distribution reportable segment consists of (i) intrastate natural gas sales to, and natural gas transportation and distribution for residential, commercial, industrial and institutional customers in Arkansas, Indiana, Louisiana, Minnesota, Mississippi, Ohio, Oklahoma and Texas; (ii) permanent pipeline connections through interconnects with various interstate and intrastate pipeline companies through CEIP, formerly included in the Energy Services reportable segment; and (iii) temporary delivery of LNG and CNG throughout the contiguous 48 states through MES, formerly included in the Energy Services reportable segment.

•
CERC’s Natural Gas Distribution reportable segment consists of (i) intrastate natural gas sales to, and natural gas transportation and distribution for residential, commercial, industrial and institutional customers in Arkansas, Louisiana, Minnesota, Mississippi, Oklahoma and Texas; (ii) permanent pipeline connections through interconnects with various interstate and intrastate pipeline companies through CEIP, formerly included in the Energy Services reportable segment; and (iii) temporary delivery of LNG and CNG throughout the contiguous 48 states through MES, formerly included in the Energy Services reportable segment.

•	CenterPoint Energy’s Midstream Investments reportable segment consists of the equity investment in Enable (excluding the Enable Series A Preferred Units).

•
CenterPoint Energy’s Corporate and Other consists of energy performance contracting and sustainable infrastructure services through ESG and other corporate operations which support all of the business operations of CenterPoint Energy.

•	CERC’s Corporate and Other consists primarily of corporate operations which support all of the business operations of CERC.

Discontinued Operations

On February 3, 2020, CenterPoint Energy, through its subsidiary VUSI, entered into the Securities Purchase Agreement to sell the Infrastructure Services Disposal Group, which consists of underground pipeline construction and repair services. Accordingly, the previously reported Infrastructure Services reportable segment has been eliminated. The transaction closed on April 9, 2020. For further information, see Note 4.

Additionally, on February 24, 2020, CenterPoint Energy, through its subsidiary CERC Corp., entered into the Equity Purchase Agreement to sell the Energy Services Disposal Group, which consists of substantially all of the businesses within the Energy Services reportable segment. Accordingly, the previously reported Energy Services reportable segment has been eliminated. The transaction is expected to close in the second quarter of 2020. For further information, see Note 4.

Expenditures for long-lived assets include property, plant and equipment. Intersegment sales are eliminated in consolidation, except as described in Note 2(b).

Recast financial data for reportable segments and products and services are as follows:

CenterPoint Energy

	Revenues from External Customers	Equity in Earnings of Unconsolidated Affiliates	Depreciation and Amortization	Interest Income		Interest Expense		Income Tax Expense (Benefit)	Net Income (Loss)
	(in millions)
For the year ended December 31, 2019:
Houston Electric T&D (3)	$2,996	$—	$648	$22	(1)	$(164)	(2)	$80	$362
Indiana Electric Integrated	523	—	91	—		(22)		16	57
Natural Gas Distribution	3,745	—	420	7		(103)		50	261
Midstream Investments	—	229	—	8		(53)		53	131
Corporate and Other	300	1	66	178		(384)		(107)	(129)
Eliminations	—	—	—	(198)		198		—	—
Continuing Operations	$7,564	$230	$1,225	$17		$(528)		$92	682
Discontinued Operations, net									109
Consolidated									$791
For the year ended December 31, 2018:
Houston Electric T&D (3)	$3,232	$—	$917	$1	(1)	$(138)	(2)	$89	$334
Natural Gas Distribution	3,030	—	280	5		(66)		37	170
Midstream Investments	—	307	—	—		(10)		73	224
Corporate and Other	15	—	33	115		(244)		(44)	(332)
Eliminations	—	—	—	(97)		97		—
Continuing Operations	$6,277	$307	$1,230	$24		$(361)		$155	396
Discontinued Operations, net									(28)
Consolidated									$368
For the year ended December 31, 2017:
Houston Electric T&D (3)	$2,997	$—	$724	$1	(1)	$(128)	(2)	$(7)	$429
Natural Gas Distribution	2,688	—	263	5		(70)		103	167
Midstream Investments	—	265	—	—		—		104	161
Corporate and Other	14	—	33	90		(211)		(978)	951
Eliminations	—	—	—	(96)		96		—	—
Continuing Operations	$5,699	$265	$1,020	$—		$(313)		$(778)	$1,708
Discontinued Operations, net									84
Consolidated									$1,792

(1)	Excludes interest income from Securitization Bonds of $5 million, $4 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)	Excludes interest expense on Securitization Bonds of $39 million, $59 million and $77 million for the years ended December 31, 2019, 2018 and 2017, respectively.

	Total Assets			Expenditures for Long-lived Assets
	December 31,			December 31,
	2019	2018	2017	2019	2018	2017
	(in millions)
Houston Electric T&D	$11,264	$10,509	$10,292	$1,033	$952	$924
Indiana Electric Integrated	3,168	—	—	183	—	—
Natural Gas Distribution	14,105	7,137	6,771	1,098	638	523
Midstream Investments	2,473	2,482	2,472	—	—	—
Corporate and Other, net of eliminations (4)	2,555	5,856	2,275	194	110	36
Continuing Operations	33,565	25,984	21,810	2,508	1,700	1,483
Assets Held for Sale/Discontinued Operations	1,964	1,109	972	79	20	11
Consolidated	$35,529	$27,093	$22,782	$2,587	$1,720	$1,494

(3)	CenterPoint Energy’s Houston Electric T&D’s revenues from major customers are as follows:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Affiliates of NRG	$727	$705	$713
Affiliates of Vistra Energy Corp.	263	251	229

(4)
Total assets included pension and other postemployment-related regulatory assets of $584 million, $665 million and $600 million as of December 31, 2019, 2018 and 2017, respectively. Additionally, total assets as of December 31, 2018 included $3.9 billion of temporary investments included in Cash and cash equivalents on CenterPoint Energy’s Consolidated Balance Sheets.

Houston Electric

Houston Electric consists of a single reportable segment; therefore, a tabular reportable segment presentation has not been included. Houston Electric’s revenues from major external customers are as follows:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Affiliates of NRG	$727	$705	$713
Affiliates of Vistra Energy Corp.	263	251	229

CERC

	Revenues from External Customers	Depreciation and Amortization	Interest Income	Interest Expense	Income Tax Expense (Benefit)	Net Income (Loss)
	(in millions)
For the year ended December 31, 2019:
Natural Gas Distribution	$3,013	$293	$6	$(75)	$45	$199
Corporate and Other	5	—	98	(140)	(48)	(10)
Eliminations	—	—	(99)	99	—	—
Continuing Operations	$3,018	$293	$5	$(116)	$(3)	189
Discontinued Operations, net						23
Consolidated						$212
For the year ended December 31, 2018:
Natural Gas Distribution	$3,030	$280	$5	$(66)	$37	$170
Corporate and Other	1	—	80	(140)	(6)	(72)
Eliminations	—	—	(84)	84	—	—
Continuing Operations	$3,031	$280	$1	$(122)	$31	98
Discontinued Operations, net						110
Consolidated						$208
For the year ended December 31, 2017:
Natural Gas Distribution	$2,688	$263	$5	$(70)	$103	$167
Corporate and Other	—	—	89	(147)	(417)	333
Eliminations	—	—	(94)	94	—	—
Continuing Operations	$2,688	$263	$—	$(123)	$(314)	500
Discontinued Operations, net						245
Consolidated						$745

	Total Assets			Expenditures for Long-lived Assets
	December 31,			December 31,
	2019	2018	2017 (1)	2019	2018	2017
	(in millions)
Natural Gas Distribution	$7,698	$7,131	$6,763	$773	$638	$523
Corporate and Other, net of eliminations	(90)	57	(49)	—	—	—
Continuing Operations	7,608	7,188	6,714	773	638	523
Assets Held for Sale	904	1,109	3,444	12	20	11
Consolidated	$8,512	$8,297	$10,158	$785	$658	$534

(1)	Assets Held for Sale for 2017 includes the $2,472 million investment in Enable prior to the Internal Spin. See Note 4.

	Year Ended December 31,
	2019			2018			2017
Revenues by Products and Services:	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Electric delivery	$3,019	$2,990	$—	$3,232	$3,234	$—	$2,997	$2,998	$—
Retail electric sales	486	—	—	—	—	—	—	—	—
Wholesale electric sales	14	—	—	—	—	—	—	—	—
Retail gas sales	3,563	—	2,831	2,857	—	2,857	2,530	—	2,530
Wholesale gas sales	—	—	—	—	—	—	—	—	—
Gas transportation and processing	33	—	33	32	—	32	29	—	29
Infrastructure services	—	—	—	—	—	—	—	—	—
Energy products and services	449	—	154	156	—	142	143	—	129
Total	$7,564	$2,990	$3,018	$6,277	$3,234	$3,031	$5,699	$2,998	$2,688